                              PACIFIC SELECT EXEC

           Flexible Premium Variable Universal Life Insurance Policy

                    Issued by Pacific Life Insurance Company

                     Supplement dated December 17, 1999 to
                          Prospectus dated May 1, 1999

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
                                              This supplement changes the Prospectus to reflect the following effective
                                              January 1, 2000:

                                              --------------------------------------------------------------------------------
Two New Variable Investment                   The two new Variable Investment Options are added to the list on page 1 of the
Options Are Available                         Prospectus and the definition of Variable Account on page 4 of the Prospectus.
                                              References to the 18 Variable Investment Options throughout the Prospectus are
 . Diversified Research                        changed to refer to 20 Variable Investment Options.
 . International Large-Cap

                                              --------------------------------------------------------------------------------
The Names of Two Variable                     The Growth Variable Investment Option is now called the Small-Cap Equity
Investment Options Are Changed                Variable Investment Option.

                                              The International Variable Investment Option is now called the International
                                              Value Variable Investment Option.

                                              These new names reflect the change in name of the underlying Portfolios of
                                              Pacific Select Fund. Throughout the Prospectus or supplement thereof, any reference to the Growth or International Portfolio, Variable Account or
                                              Variable Investment Option is changed to refer to the Small-Cap Equity or
                                              International Value Portfolio, Variable Account or Variable Investment Option,
                                              respectively.

                                              --------------------------------------------------------------------------------
An Overview of Pacific Select Exec Is         The following is added to the chart under Fees and Expenses Paid by the Pacific
Amended                                       Select Fund:

                                              -------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee    Other Expenses    Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Diversified Research*        0.90%            0.05%              0.95%
                                              International Large-Cap*     1.05%            0.15%              1.20%

                                              * Expenses are estimated. There were no actual advisory fees or other expenses for these Portfolios in 1998 because the Portfolios started on January 3,
                                                2000. See page 13 of the Prospectus for information about expense caps through December 31, 2000 for these Portfolios.

                                              + Effective January 1, 2000, the Fund will implement a brokerage enhancement
                                                12b-1 plan, under which brokerage transactions may be placed with broker-
                                                dealers in return for credits that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's Distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct Fund expense, the expense would have no effect on Other Expenses shown above.

                                              The expenses for Equity Index in the chart under Fees and Expenses Paid by the
                                              Pacific Select Fund are replaced with the following:

                                              -------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee    Other Expenses    Total Expenses+
                                              -------------------------------------------------------------------------------
                                              Equity Index                 0.25%            0.05%              0.30%

                                                                                                                            1
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
                                              --------------------------------------------------------------------------------
The Following Portfolios Have New             Alliance Capital Management L.P. is the Portfolio Manager of the Emerging
Portfolio Managers                            Markets Portfolio.

                                              Mercury Asset Management US is the Portfolio Manager of the Equity Index and
                                              Small-Cap Index Portfolios.

                                              --------------------------------------------------------------------------------
Your Investment Options Is                    The chart on page 16 of the Prospectus is replaced with the chart on page 3 of
Amended                                       this supplement.

                                              --------------------------------------------------------------------------------
Illustrations Is Amended                      The seventh and eighth bullet points under Assumptions are replaced:

                                              . Illustrations 1 through 4 assume total annual advisory fees and expenses of
                                                .80% of total average daily net assets of the Fund. This reflects average advisory fees of .72% and average expenses of .08% based upon fees and expenses of Portfolios available as Investment Options under the Policy.

                                              . Illustrations 5 and 6 assume total annual advisory fees and expenses of .68%
                                                of total average daily net assets of the Fund. This reflects weighted average advisory fees of .61% and weighted average expenses of .07% based upon fees and expenses of Portfolios available as Investment Options under the Policy.

                                              The second bullet point under Things to keep in mind is replaced:

                                              . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                5.15%, and 11.10% for illustrations 1 through 4 and -.68%, 5.28%, and 11.24%
                                                for illustrations 5 and 6.

                                              Illustrations 1 through 6 are replaced with pages 4 through 9 of this supplement.

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2

  THE FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                                       Primary Investments
    Portfolio                  Objective           (under normal circumstances) Portfolio Manager
-----------------------------------------------------------------------------------------------------
 Aggressive Equity   Capital appreciation.         Equity securities of small   Alliance Capital
                                                   emerging-growth companies    Management L.P.
                                                   and medium-sized
                                                   companies.
-----------------------------------------------------------------------------------------------------
 Emerging Markets    Long-term growth of capital.  Equity securities of         Alliance Capital
                                                   companies that are located   Management L.P.
                                                   in countries generally
                                                   regarded as "emerging
                                                   market" countries.
-----------------------------------------------------------------------------------------------------
 Diversified Re-     Long-term growth of capital.  Equity securities of U.S.    Capital Guardian
 search                                            companies and securities     Trust Company
                                                   whose principal markets
                                                   are in the U.S.
-----------------------------------------------------------------------------------------------------
 Small-Cap Equity    Growth of capital.            Equity securities of         Capital Guardian
 (formerly called                                  smaller and medium-sized     Trust Company
 Growth)                                           companies.
-----------------------------------------------------------------------------------------------------
 International       Long-term growth of capital.  Equity securities of non-    Capital Guardian
 Large-Cap                                         U.S. companies and           Trust Company
                                                   securities whose principal
                                                   markets are outside of the
                                                   U.S.
-----------------------------------------------------------------------------------------------------
 Bond and Income     Total return and income       A wide range of fixed        Goldman Sachs
                     consistent with prudent       income securities with       Asset Management
                     investment management.        varying terms to maturity,
                                                   with an emphasis on long-
                                                   term bonds.
-----------------------------------------------------------------------------------------------------
 Equity              Capital appreciation.         Equity securities of large   Goldman Sachs
                     Current income is of          U.S. growth-oriented         Asset Management
                     secondary importance.         companies.
-----------------------------------------------------------------------------------------------------
 Multi-Strategy      High total return.            A mix of equity and fixed    J.P. Morgan
                                                   income securities.           Investment Management
                                                                                Inc.
-----------------------------------------------------------------------------------------------------
 Equity Income       Long-term growth of capital   Equity securities of large   J.P. Morgan
                     and income.                   and medium-sized dividend-   Investment Management
                                                   paying U.S. companies.       Inc.
-----------------------------------------------------------------------------------------------------
 Growth LT           Long-term growth of capital   Equity securities of a       Janus Capital
                     consistent with the           large number of companies    Corporation
                     preservation of capital.      of any size.
-----------------------------------------------------------------------------------------------------
 Mid-Cap Value       Capital appreciation.         Equity securities of         Lazard Asset
                                                   medium-sized U.S.            Management
                                                   companies believed to be
                                                   undervalued.
-----------------------------------------------------------------------------------------------------
 Equity Index        Investment results that       Equity securities of         Mercury Asset
                     correspond to the total       companies that are           Management US
                     return of common stocks       included in the Standard &
                     publicly traded in the U.S.   Poor's 500 Composite Stock
                                                   Price Index.
-----------------------------------------------------------------------------------------------------
 Small-Cap Index     Investment results that       Equity securities of         Mercury Asset
                     correspond to the total       companies that are           Management US
                     return of an index of small   included in the Russell
                     capitalization companies.     2000 Small Stock Index.
-----------------------------------------------------------------------------------------------------
 REIT                Current income and long-term  Equity securities of real    Morgan Stanley Asset
                     capital appreciation.         estate investment trusts.    Management
-----------------------------------------------------------------------------------------------------
 International       Long-term capital             Equity securities of         Morgan Stanley Asset
 Value               appreciation primarily        companies of any size        Management
 (formerly called    through investment in equity  located in developed
 International)      securities of corporations    countries outside of the
                     domiciled in countries other  U.S.
                     than the United States.
-----------------------------------------------------------------------------------------------------
 Government          Maximize total return         Fixed income securities      Pacific Investment
 Securities          consistent with prudent       that are issued or           Management Company
                     investment management.        guaranteed by the U.S.
                                                   government, its agencies
                                                   or government-sponsored
                                                   enterprises.
-----------------------------------------------------------------------------------------------------
 Managed Bond        Maximize total return         Medium and high-quality      Pacific Investment
                     consistent with prudent       fixed income securities      Management Company
                     investment management.        with varying terms to
                                                   maturity.
-----------------------------------------------------------------------------------------------------
 Money Market        Current income consistent     Highest quality money        Pacific Life
                     with preservation of          market instruments
                     capital.                      believed to have limited
                                                   credit risk.
-----------------------------------------------------------------------------------------------------
 High Yield Bond     High level of current         Fixed income securities      Pacific Life
                     income.                       with lower and medium-
                                                   quality credit ratings and
                                                   intermediate to long terms
                                                   to maturity.
-----------------------------------------------------------------------------------------------------
 Large-Cap Value     Long-term growth of capital.  Equity securities of large   Salomon Brothers
                     Current income is of          U.S. companies.              Asset Management Inc
                     secondary importance.
                                                                                                    3

ILLUSTRATIONS
                                                -----------------------------------------------------------------------------

                                                Illustration 1
                                                Death benefit Option A at current cost of insurance rates
                                                Based on average annual advisory fees and expenses of the Portfolios

                                                DEATH BENEFIT OPTION:A
                                                FACE AMOUNT:$560,331
                                                MALE SELECT NONSMOKER ISSUE AGE 40
                                                ANNUAL PREMIUM:$10,000

                                                -----------------------------------------------------------------------------
Flexible premium survivorship                               Total
variable universal life                                     premiums
Illustration of death benefits, Accumulated     End of      paid plus          End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.           Policy      interest at        hypothetical gross annual investment return of
                                                Year           5%                 0%                6%                 12%
All premium payments are illustrated as if      -----------------------------------------------------------------------------
made at the beginning of the Policy Year.        1           $10,500           $560,331          $560,331            $560,331
                                                 2           $21,525           $560,331          $560,331            $560,331
This illustration assumes no Policy loans        3           $33,101           $560,331          $560,331            $560,331
or Partial Withdrawals have been made.           4           $45,256           $560,331          $560,331            $560,331
                                                 5           $58,019           $560,331          $560,331            $560,331
The death benefits, Accumulated Values           6           $71,420           $560,331          $560,331            $560,331
and Cash Surrender Values will differ if         7           $85,491           $560,331          $560,331            $560,331
premiums are paid in different amounts or        8          $100,266           $560,331          $560,331            $560,331
frequencies.                                     9          $115,779           $560,331          $560,331            $560,331
                                                10          $132,068           $560,331          $560,331            $560,331
The hypothetical investment rates shown         15          $226,575           $560,331          $560,331            $560,331
above and elsewhere in this prospectus are      20          $347,192           $560,331          $560,331            $737,846
illustrative only and should not be             25          $501,134           $560,331          $560,331          $1,189,075
interpreted as a representation of past or      30          $697,607           $560,331          $611,654          $1,942,634
future investment results. Actual rates of      35          $948,362           $560,331          $767,507          $3,035,152
return may be more or less than those shown     -----------------------------------------------------------------------------
and will depend on a number of factors,                   End of year                        End of year
including the investment allocations made                 ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
to Variable Accounts by the Owner and the       End of    assuming hypothetical gross        assuming hypothetical gross
experience of the Accounts. No                  Policy    annual investment return of        annual investment return of
representation can be made by us, the           Year         0%         6%         12%          0%         6%         12%
Separate Account or the Fund that these         -----------------------------------------------------------------------------
hypothetical rates of return can be              1          $7,850     $8,359       $8,870     $3,632     $4,141       $4,652
achieved for any one year or sustained over      2         $15,788    $17,302      $18,877    $11,570    $13,084      $14,659
any period of time.                              3         $23,390    $26,417      $29,692    $19,172    $22,199      $25,474
                                                 4         $30,804    $35,863      $41,556    $26,587    $31,645      $37,338
This is an illustration only. An                 5         $38,036    $45,658      $54,582    $33,818    $41,440      $50,364
illustration is not intended to predict          6         $45,093    $55,825      $68,901    $41,718    $52,451      $65,526
actual performance. Interest rates,              7         $51,981    $66,387      $84,658    $49,451    $63,856      $82,127
dividends, and values set forth in the           8         $58,709    $77,369     $102,014    $57,022    $75,681     $100,326
illustration are not guaranteed.                 9         $65,283    $88,797     $121,147    $64,440    $87,953     $120,303
                                                10         $71,710   $100,698     $142,256    $71,710   $100,698     $142,256
                                                15        $105,088   $173,429     $294,237   $105,088   $173,429     $294,237
                                                20        $134,198   $264,903     $550,632   $134,198   $264,903     $550,632
                                                25        $154,545   $379,004     $974,652   $154,545   $379,004     $974,652
                                                30        $165,872   $527,288   $1,674,685   $165,872   $527,288   $1,674,685
                                                35        $165,750   $717,296   $2,836,590   $165,750   $717,296   $2,836,590
                                                -----------------------------------------------------------------------------

4
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
                                                ------------------------------------------------------------------------------

                                                Illustration 2
                                                Death benefit Option A at guaranteed cost of insurance rates
                                                Based on average annual advisory fees and expenses of the Portfolios

                                                DEATH BENEFIT OPTION:A
                                                FACE AMOUNT:$560,331
                                                MALE SELECT NONSMOKER ISSUE AGE 40
                                                ANNUAL PREMIUM:$10,000

                                                ------------------------------------------------------------------------------
Flexible premium survivorship                              Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated     End of     paid plus         End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.           Policy     interest at       hypothetical gross annual investment return of
                                                Year          5%                 0%                  6%                 12%
All premium payments are illustrated as if      ------------------------------------------------------------------------------
made at the beginning of the Policy Year.        1          $10,500          $560,331            $560,331             $560,331
                                                 2          $21,525          $560,331            $560,331             $560,331
This illustration assumes no Policy loans        3          $33,101          $560,331            $560,331             $560,331
or Partial Withdrawals have been made.           4          $45,256          $560,331            $560,331             $560,331
                                                 5          $58,019          $560,331            $560,331             $560,331
*Additional payment will be required to          6          $71,420          $560,331            $560,331             $560,331
prevent Policy termination.                      7          $85,491          $560,331            $560,331             $560,331
                                                 8         $100,266          $560,331            $560,331             $560,331
The death benefits, Accumulated Values           9         $115,779          $560,331            $560,331             $560,331
and Cash Surrender Values will differ if        10         $132,068          $560,331            $560,331             $560,331
premiums are paid in different amounts or       15         $226,575          $560,331            $560,331             $560,331
frequencies.                                    20         $347,192          $560,331            $560,331             $648,819
                                                25         $501,134          $560,331            $560,331           $1,041,705
The hypothetical investment rates shown         30         $697,607          $560,331            $560,331           $1,686,096
above and elsewhere in this prospectus are      35         $948,362                $0*           $572,842           $2,604,458
illustrative only and should not be             ------------------------------------------------------------------------------
interpreted as a representation of past or               End of year                         End of year
future investment results. Actual rates of               ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
return may be more or less than those shown     End of   assuming hypothetical gross         assuming hypothetical gross
and will depend on a number of factors,         Policy   annual investment return of         annual investment return of
including the investment allocations made       Year        0%          6%         12%          0%          6%         12%
to Variable Accounts by the Owner and the       ------------------------------------------------------------------------------
experience of the Accounts. No                   1         $7,275      $7,766       $8,259     $3,057      $3,548       $4,041
representation can be made by us, the            2        $14,492     $15,930      $17,429    $10,274     $11,712      $13,211
Separate Account or the Fund that these          3        $21,477     $24,331      $27,423    $17,259     $20,113      $23,205
hypothetical rates of return can be              4        $28,216     $32,962      $38,312    $23,998     $28,744      $34,094
achieved for any one year or sustained over      5        $34,711     $41,835      $50,193    $30,493     $37,618      $45,975
any period of time.                              6        $40,947     $50,947      $63,161    $37,572     $47,573      $59,786
                                                 7        $46,927     $60,310      $77,336    $44,396     $57,780      $74,805
This is an illustration only. An                 8        $52,643     $69,930      $92,845    $50,955     $68,242      $91,158
illustration is not intended to predict          9        $58,091     $79,815     $109,838    $57,248     $78,972     $108,994
actual performance. Interest rates,             10        $63,256     $89,965     $128,467    $63,256     $89,965     $128,467
dividends, and values set forth in the          15        $87,002    $149,204     $260,750    $87,002    $149,204     $260,750
illustration are not guaranteed.                20       $100,087    $217,854     $484,193   $100,087    $217,854     $484,193
                                                25        $97,490    $298,826     $853,856    $97,490    $298,826     $853,856
                                                30        $67,258    $398,184   $1,453,531    $67,258    $398,184   $1,453,531
                                                35             $0*   $535,366   $2,434,073         $0*   $535,366   $2,434,073
                                                ------------------------------------------------------------------------------
                                                                                                                             5
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
ILLUSTRATIONS
                                                ------------------------------------------------------------------------------

                                                Illustration 3
                                                Death benefit Option B at current cost of insurance rates
                                                Based on average annual advisory fees and expenses of the Portfolios

                                                DEATH BENEFIT OPTION:B
                                                FACE AMOUNT:$223,019
                                                MALE SELECT NONSMOKER ISSUE AGE 40
                                                ANNUAL PREMIUM:$10,000

                                                ------------------------------------------------------------------------------
Flexible premium survivorship                              Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated     End of     paid plus          End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.           Policy     interest at        hypothetical gross annual investment return of
                                                Year           5%                0%                  6%                 12%
All premium payments are illustrated as if      ------------------------------------------------------------------------------
made at the beginning of the Policy Year.        1          $10,500           $231,415            $231,942            $232,469
                                                 2          $21,525           $239,771            $241,346            $242,985
This illustration assumes no Policy loans        3          $33,101           $247,962            $251,124            $254,543
or Partial Withdrawals have been made.           4          $45,256           $256,009            $261,311            $267,270
                                                 5          $58,019           $263,913            $271,922            $281,283
The death benefits, Accumulated Values           6          $71,420           $271,672            $282,974            $296,712
and Cash Surrender Values will differ if         7          $85,491           $279,289            $294,485            $313,704
premiums are paid in different amounts or        8         $100,266           $286,769            $306,478            $332,419
frequencies.                                     9         $115,779           $294,112            $318,973            $353,035
                                                10         $132,068           $301,324            $331,994            $375,749
The hypothetical investment rates shown         15         $226,575           $338,905            $411,188            $537,810
above and elsewhere in this prospectus are      20         $347,192           $373,081            $510,098            $806,975
illustrative only and should not be             25         $501,134           $401,192            $630,749          $1,254,671
interpreted as a representation of past or      30         $697,607           $422,968            $778,262          $2,045,494
future investment results. Actual rates of      35         $948,362           $437,153            $958,274          $3,205,705
return may be more or less than those shown     ------------------------------------------------------------------------------
and will depend on a number of factors,                    End of year                        End of year
including the investment allocations made                  ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
to Variable Accounts by the Owner and the       End of     assuming hypothetical gross        assuming hypothetical gross
experience of the Accounts. No                  Policy     annual investment return of        annual investment return of
representation can be made by us, the           Year          0%         6%         12%          0%         6%         12%
Separate Account or the Fund that these         ------------------------------------------------------------------------------
hypothetical rates of return can be              1           $8,397     $8,923       $9,450     $6,718     $7,245       $7,772
achieved for any one year or sustained over      2          $16,752    $18,327      $19,966    $15,073    $16,649      $18,287
any period of time.                              3          $24,943    $28,106      $31,524    $23,265    $26,427      $29,845
                                                 4          $32,990    $38,292      $44,251    $31,312    $36,614      $42,572
This is an illustration only. An                 5          $40,894    $48,904      $58,264    $39,215    $47,225      $56,586
illustration is not intended to predict          6          $48,653    $59,955      $73,694    $47,310    $58,612      $72,351
actual performance. Interest rates,              7          $56,271    $71,466      $90,685    $55,263    $70,459      $89,678
dividends, and values set forth in the           8          $63,750    $83,459     $109,400    $63,078    $82,787     $108,728
illustration are not guaranteed.                 9          $71,094    $95,954     $130,016    $70,758    $95,618     $129,681
                                                10          $78,305   $108,975     $152,730    $78,305   $108,975     $152,730
                                                15         $115,886   $188,169     $314,791   $115,886   $188,169     $314,791
                                                20         $150,062   $287,080     $583,956   $150,062   $287,080     $583,956
                                                25         $178,174   $407,730   $1,028,419   $178,174   $407,730   $1,028,419
                                                30         $199,949   $555,243   $1,763,357   $199,949   $555,243   $1,763,357
                                                35         $214,135   $735,255   $2,982,686   $214,135   $735,255   $2,982,686
                                                ------------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                Illustration 4
                                                Death benefit Option B at guaranteed cost of insurance rates
                                                Based on average annual advisory fees and expenses of the Portfolios

                                                DEATH BENEFIT OPTION:B
                                                FACE AMOUNT:$223,019
                                                MALE SELECT NONSMOKER ISSUE AGE 40
                                                ANNUAL PREMIUM:$10,000

                                                ----------------------------------------------------------------------------
Flexible premium survivorship                               Total
variable universal life                                     premiums
Illustration of death benefits, Accumulated     End of      paid plus         End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.           Policy      interest at       hypothetical gross annual investment return of
                                                Year           5%                0%                6%                 12%
All premium payments are illustrated as if      ----------------------------------------------------------------------------
made at the beginning of the Policy Year.        1           $10,500          $231,276          $231,798            $232,321
                                                 2           $21,525          $239,525          $241,084            $242,705
This illustration assumes no Policy loans        3           $33,101          $247,587          $250,713            $254,093
or Partial Withdrawals have been made.           4           $45,256          $255,456          $260,693            $266,579
                                                 5           $58,019          $263,134          $271,035            $280,272
The death benefits, Accumulated Values           6           $71,420          $270,614          $281,747            $295,288
and Cash Surrender Values will differ if         7           $85,491          $277,897          $292,843            $311,760
premiums are paid in different amounts or        8          $100,266          $284,979          $304,332            $329,830
frequencies.                                     9          $115,779          $291,859          $316,227            $349,659
                                                10          $132,068          $298,530          $328,534            $371,415
The hypothetical investment rates shown         15          $226,575          $331,679          $401,575            $524,614
above and elsewhere in this prospectus are      20          $347,192          $358,213          $488,668            $774,322
illustrative only and should not be             25          $501,134          $375,880          $590,668          $1,182,139
interpreted as a representation of past or      30          $697,607          $380,247          $706,015          $1,883,369
future investment results. Actual rates of      35          $948,362          $364,582          $829,999          $2,930,743
return may be more or less than those shown     ----------------------------------------------------------------------------
and will depend on a number of factors,                  End of year                        End of year
including the investment allocations made                ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
to Variable Accounts by the Owner and the       End of   assuming hypothetical gross        assuming hypothetical gross
experience of the Accounts. No                  Policy   annual investment return of        annual investment return of
representation can be made by us, the           Year        0%         6%          12%          0%         6%         12%
Separate Account or the Fund that these         ----------------------------------------------------------------------------
hypothetical rates of return can be              1         $8,257     $8,779       $9,302     $6,578     $7,101       $7,623
achieved for any one year or sustained over      2        $16,506    $18,065      $19,687    $14,827    $16,386      $18,008
any period of time.                              3        $24,568    $27,694      $31,075    $22,889    $26,016      $29,396
                                                 4        $32,437    $37,674      $43,560    $30,759    $35,995      $41,881
This is an illustration only. An                 5        $40,115    $48,016      $57,253    $38,436    $46,337      $55,575
illustration is not intended to predict          6        $47,595    $58,728      $72,269    $46,252    $57,385      $70,926
actual performance. Interest rates,              7        $54,878    $69,824      $88,741    $53,871    $68,817      $87,734
dividends, and values set forth in the           8        $61,960    $81,313     $106,811    $61,289    $80,641     $106,140
illustration are not guaranteed.                 9        $68,841    $93,208     $126,640    $68,505    $92,872     $126,304
                                                10        $75,511   $105,516     $148,396    $75,511   $105,516     $148,396
                                                15       $108,660   $178,556     $301,595   $108,660   $178,556     $301,595
                                                20       $135,194   $265,649     $551,303   $135,194   $265,649     $551,303
                                                25       $152,862   $367,649     $959,120   $152,862   $367,649     $959,120
                                                30       $157,228   $482,996   $1,623,594   $157,228   $482,996   $1,623,594
                                                35       $141,563   $606,980   $2,707,724   $141,563   $606,980   $2,707,724
                                                ----------------------------------------------------------------------------

                                                                                                                           7

ILLUSTRATIONS
                                                ----------------------------------------------------------------------------

                                                Illustration 5
                                                Death benefit Option A at current cost of insurance rates
                                                Based on a weighted average of annual advisory fees and expenses of the
                                                Portfolios

                                                DEATH BENEFIT OPTION:A
                                                FACE AMOUNT:$560,331
                                                MALE SELECT NONSMOKER ISSUE AGE 40
                                                ANNUAL PREMIUM:$10,000

                                                ----------------------------------------------------------------------------
Flexible premium survivorship                             Total
variable universal life                                   premiums
Illustration of death benefits, Accumulated     End of    paid plus         End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.           Policy    interest at       hypothetical gross annual investment return of
                                                Year         5%                0%                 6%                 12%
All premium payments are illustrated as if      ----------------------------------------------------------------------------
made at the beginning of the Policy Year.        1         $10,500          $560,331           $560,331             $560,331
                                                 2         $21,525          $560,331           $560,331             $560,331
This illustration assumes no Policy loans        3         $33,101          $560,331           $560,331             $560,331
or Partial Withdrawals have been made.           4         $45,256          $560,331           $560,331             $560,331
                                                 5         $58,019          $560,331           $560,331             $560,331
The death benefits, Accumulated Values           6         $71,420          $560,331           $560,331             $560,331
and Cash Surrender Values will differ if         7         $85,491          $560,331           $560,331             $560,331
premiums are paid in different amounts or        8        $100,266          $560,331           $560,331             $560,331
frequencies.                                     9        $115,779          $560,331           $560,331             $560,331
                                                10        $132,068          $560,331           $560,331             $560,331
The hypothetical investment rates shown         15        $226,575          $560,331           $560,331             $560,331
above and elsewhere in this prospectus are      20        $347,192          $560,331           $560,331             $750,286
illustrative only and should not be             25        $501,134          $560,331           $560,331           $1,214,935
interpreted as a representation of past or      30        $697,607          $560,331           $627,105           $1,995,102
future investment results. Actual rates of      35        $948,362          $560,331           $790,043           $3,133,975
return may be more or less than those shown     ----------------------------------------------------------------------------
and will depend on a number of factors,                  End of year                        End of year
including the investment allocations made                ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
to Variable Accounts by the Owner and the       End of   assuming hypothetical gross        assuming hypothetical gross
experience of the Accounts. No                  Policy   annual investment return of        annual investment return of
representation can be made by us, the           Year        0%         6%         12%          0%         6%          12%
Separate Account or the Fund that these         ----------------------------------------------------------------------------
hypothetical rates of return can be              1         $7,860     $8,370       $8,881     $3,642     $4,152       $4,663
achieved for any one year or sustained over      2        $15,818    $17,335      $18,913    $11,600    $13,117      $14,696
any period of time.                              3        $23,448    $26,484      $29,769    $19,230    $22,266      $25,551
                                                 4        $30,901    $35,978      $41,692    $26,683    $31,760      $37,474
This is an illustration only. An                 5        $38,178    $45,835      $54,800    $33,960    $41,617      $50,582
illustration is not intended to predict          6        $45,289    $56,078      $69,226    $41,914    $52,704      $65,852
actual performance. Interest rates,              7        $52,239    $66,734      $85,122    $49,708    $64,203      $82,591
dividends, and values set forth in the           8        $59,036    $77,827     $102,652    $57,349    $76,140     $100,965
illustration are not guaranteed.                 9        $65,687    $89,386     $122,002    $64,843    $88,542     $121,158
                                                10        $72,197   $101,439     $143,376    $72,197   $101,439     $143,376
                                                15       $106,119   $175,354     $297,840   $106,119   $175,354     $297,840
                                                20       $135,958   $268,962     $559,915   $135,958   $268,962     $559,915
                                                25       $157,213   $386,702     $995,849   $157,213   $386,702     $995,849
                                                30       $169,617   $540,608   $1,719,916   $169,617   $540,608   $1,719,916
                                                35       $170,769   $738,358   $2,928,949   $170,769   $738,358   $2,928,949
                                                ----------------------------------------------------------------------------

                                                -------------------------------------------------------------------------------

                                                Illustration 6
                                                Death benefit Option A at guaranteed cost of insurance rates
                                                Based on a weighted average of annual advisory fees and expenses of the
                                                Portfolios

                                                DEATH BENEFIT OPTION:A
                                                FACE AMOUNT:$560,331
                                                MALE NONSMOKER ISSUE AGE 40
                                                ANNUAL PREMIUM:$10,000

                                                -------------------------------------------------------------------------------
Flexible premium survivorship                             Total
variable universal life                                   premiums
Illustration of death benefits, Accumulated     End of    paid plus           End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.           Policy    interest at         hypothetical gross annual investment return of
                                                Year         5%                  0%                  6%                 12%
All premium payments are illustrated as if      -------------------------------------------------------------------------------
made at the beginning of the Policy Year.        1         $10,500            $560,331            $560,331             $560,331
                                                 2         $21,525            $560,331            $560,331             $560,331
This illustration assumes no Policy loans        3         $33,101            $560,331            $560,331             $560,331
or Partial Withdrawals have been made.           4         $45,256            $560,331            $560,331             $560,331
                                                 5         $58,019            $560,331            $560,331             $560,331
*Additional payment will be required to          6         $71,420            $560,331            $560,331             $560,331
prevent Policy termination.                      7         $85,491            $560,331            $560,331             $560,331
                                                 8        $100,266            $560,331            $560,331             $560,331
The death benefits, Accumulated Values           9        $115,779            $560,331            $560,331             $560,331
and Cash Surrender Values will differ if        10        $132,068            $560,331            $560,331             $560,331
premiums are paid in different amounts or       15        $226,575            $560,331            $560,331             $560,331
frequencies.                                    20        $347,192            $560,331            $560,331             $660,429
                                                25        $501,134            $560,331            $560,331           $1,065,196
The hypothetical investment rates shown         30        $697,607            $560,331            $560,331           $1,732,726
above and elsewhere in this prospectus are      35        $948,362                  $0*           $598,250           $2,690,651
illustrative only and should not be             -------------------------------------------------------------------------------
interpreted as a representation of past or                End of year                         End of year
future investment results. Actual rates of                ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
return may be more or less than those shown     End of    assuming hypothetical gross         assuming hypothetical gross
and will depend on a number of factors,         Policy    annual investment return of         annual investment return of
including the investment allocations made       Year         0%          6%         12%          0%          6%         12%
to Variable Accounts by the Owner and the       -------------------------------------------------------------------------------
experience of the Accounts. No                   1          $7,285      $7,777       $8,270     $3,067      $3,559       $4,052
representation can be made by us, the            2         $14,520     $15,962      $17,464    $10,302     $11,744      $13,246
Separate Account or the Fund that these          3         $21,532     $24,394      $27,496    $17,315     $20,176      $23,278
hypothetical rates of return can be              4         $28,306     $33,070      $38,440    $24,088     $28,852      $34,222
achieved for any one year or sustained over      5         $34,843     $42,000      $50,397    $30,625     $37,783      $46,180
any period of time.                              6         $41,129     $51,184      $63,465    $37,755     $47,809      $60,091
                                                 7         $47,166     $60,633      $77,769    $44,635     $58,103      $75,238
This is an illustration only. An                 8         $52,945     $70,355      $93,440    $51,258     $68,668      $91,753
illustration is not intended to predict          9         $58,463     $80,361     $110,633    $57,619     $79,517     $109,789
actual performance. Interest rates,             10         $63,703     $90,649     $129,508    $63,703     $90,649     $129,508
dividends, and values set forth in the          15         $87,931    $150,969     $264,096    $87,931    $150,969     $264,096
illustration are not guaranteed.                20        $101,637    $221,571     $492,858   $101,637    $221,571     $492,858
                                                25         $99,774    $305,937     $873,111    $99,774    $305,937     $873,111
                                                30         $70,378    $411,385   $1,493,729    $70,378    $411,385   $1,493,729
                                                35              $0*   $559,112   $2,514,627         $0*   $559,112   $2,514,627
                                                -------------------------------------------------------------------------------
                                                                                                                              9

Form No. 15-22028-00

     Supplement dated December 17, 1999 to Prospectus Dated May 1, 1999 for
                              Pacific Select Exec
               Flexible Premium Variable Life Insurance Policies
                    Issued by Pacific Life Insurance Company

In this supplement, you and your mean the       This supplement provides information about four additional Variable Investment
Policyholder or Owner. Pacific Life, we, us,    Options offered under this Policy. Each of these Investment Options is set up
and our refer to Pacific Life Insurance         as a Variable Account under our Separate Account and invests in a corresponding
Company. M Fund refers to M Fund, Inc.          Portfolio of the M Fund.
You'll find an explanation of what
capitalized terms mean in the                       Variable Account I:      Brandes International Equity Fund
accompanying variable life insurance                Variable Account II:     Turner Core Growth Fund
prospectus or the M Fund prospectus.                Variable Account III:    Frontier Capital Appreciation Fund
                                                    Variable Account IV:     Enhanced U.S. Equity Fund
The M Fund is described in detail in its
prospectus and in its Statement of              You can allocate premium payments and transfer Accumulated Value to these
Additional Information (SAI).                   Variable Investment Options, as well as to the other Investment Options described in the accompanying Pacific Select Exec prospectus.
Pacific Select Exec is described in detail in
the accompanying variable life insurance        INFORMATION ABOUT M FUND
prospectus. Except as described below, all
features and procedures of the Policy           M Fund, Inc.
described in its prospectus remain intact.      M Fund is a diversified, open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. M Fund currently offers four separate Portfolios as Investment Options under the Policies. Each Portfolio pursues different investment objectives and policies. The shares of each Portfolio are purchased by us for the corresponding Variable Account at net asset value, i.e., without sales load.
                                                All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless we, on behalf of the Separate Account, elect otherwise. M Fund shares may be redeemed by us at their net asset value to the extent necessary to make payments under the Policies.

                                                                                                                              1

Your Policy's Accumulated           The following chart is a summary of the M Fund Portfolios. You'll find detailed
Value will fluctuate                descriptions of the Portfolios, including the risks associated with investing
depending on the Investment         in the Portfolios, in the M Fund prospectus. There's no guarantee that a
Options you've chosen.              Portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

                                                       The Portfolio's     The Portfolio's Main
                                    Portfolio          Investment Goal     Investments                          Portfolio Manager

                                    Brandes            Long-term capital   Equity securities of foreign         Brandes Investment
                                    International      appreciation.       issuers, including common stocks,    Partners, L.P.
                                    Equity                                 preferred stocks and securities
                                                                           that are convertible into common
                                                                           stocks. Focuses on stocks with
                                                                           capitalizations of $1 billion
                                                                           or more.

                                    Turner Core        Long-term capital   Common stocks that show strong       Turner Investment
                                    Growth Fund        appreciation.       earnings potential and also have     Partners, Inc.
                                                                           reasonable valuations.

                                    Frontier Capital   Maximum capital     Common stock of companies of all     Frontier Capital
                                    Appreciation       appreciation.       sizes with emphasis on stocks        Management
                                                                           companies with capitalizations of    Company, Inc.
                                                                           less than $3 billion.

                                    Enhanced U.S.      Above-market        Common stocks of U.S. companies      Franklin Portfolio
                                    Equity             total return.       which the portfolio manager          Associates LLC
                                                                           believes have the potential for
                                                                           higher rates of return than the
                                                                           Standard & Poor's 500 Composite
                                                                           Stock Price Index while having
                                                                           risks similar to those of the
                                                                           index.

We are not responsible for          M Financial Investment Advisers, Inc. (MFIA) is the investment adviser for each
the operation of the M Fund or      Portfolio of the M Fund, and has retained other firms to manage the Portfolios.
any of its Portfolios. We also      MFIA and the M Fund's Board of Directors oversee the management of all of the M
are not responsible for ensuring    Fund's Portfolios.
that the M Fund and its
Portfolios comply with any
laws that apply.

You'll find more information about Policy     Fees and Expenses Paid by the M Fund
charges in An Overview of Pacific Select      The M Fund pays advisory fees and other expenses. These are deducted from the
Exec in the accompanying variable life        assets of each Portfolio and may vary from year to year. They are not fixed and
insurance prospectus.                         are not part of the terms of your Policy. If you choose a Variable Investment
                                              Option, these fees and expenses affect you indirectly because they reduce
You'll find more about M Fund fees and        Portfolio returns.
expenses in the accompanying
M Fund prospectus.                            M Fund's expenses are assessed at the Fund level and are not direct charges against the Variable Accounts or the Policy's Accumulated Value. These expenses are taken into account in computing each Portfolio's net asset value. We in turn use each Portfolio's net asset value to compute the corresponding Variable
                                              Account's Accumulation Unit Value.

                                              . Advisory fee
                                              MFIA is the investment adviser to the M Fund. The M Fund pays an advisory fee to MFIA for these services. The table below shows the advisory fee as an annual percentage of each Portfolio's average daily net assets.

                                              . Other expenses
                                              The table also shows expenses the M Fund paid in 1998 as an annual percentage of each Portfolio's average daily net assets. MFIA has agreed to pay operating expenses of the M Fund (not including brokerage or other Portfolio transaction expenses, expenses for litigation, indemnification, taxes, or other extraordinary expenses) that exceed 0.25% of each Portfolio's average daily net assets. MFIA does this voluntarily, but does not guarantee that it will continue to do so after December 31, 1999.

                                              M Fund Expenses after Expense Limitation/1/

                                                                             Advisory    Other       Total
                                                                             fee         expenses    expenses
                                                                             --------    --------    --------
                                              Brandes International Equity    1.05%       0.25%       1.30%
                                              Turner Core Growth              0.45%       0.25%       0.70%
                                              Frontier Capital Appreciation   0.90%       0.25%       1.15%
                                              Enhanced U.S. Equity            0.55%       0.25%       0.80%

                                              /1/ Actual expenses for 1998 were 3.57% for Brandes International Equity
                                              Portfolio, 3.42% for Turner Core Growth Portfolio, 1.75% for Frontier Capital
                                              Appreciation Portfolio, and 2.34% for Enhanced U.S. Equity Portfolio. MFIA paid the difference.

                                              Statements and reports we'll send you
                                              We'll send you financial statements that we receive from M Fund.

The rights we describe in the                 Voting rights
accompanying variable life insurance          We're the legal owner of the shares of the M Fund that are held by the Variable
prospectus under Disregard of Voting          Accounts. The voting rights we describe in the Voting of Fund Shares section of
Instructions and Substitution of Investments  the accompanying variable life insurance prospectus and how we'll exercise them
also apply to the M Fund.                     also apply to the M Fund.

                                                                                                                            3

ILLUSTRATIONS

If you ask us, we'll provide you with         --------------------------------------------------------------------------------
different kinds of illustrations:             Illustrations 1 and 2, which appear on the following pages, illustrate how the death benefit, Accumulated Value and Net Cash Surrender Value of a hypothetical
 . Illustrations similar to the ones in the    Policy may vary over an extended period of time, based on certain hypothetical
  prospectus and this supplement, but         rates of return.
  based on information you give us about
  the Age of the person to be insured by      These illustrations are based on a hypothetical Policy with the following
  the Policy, their risk class, the Face      characteristics:
  Amount, the death benefit and
  premium payments.                           . the Face Amount is $560,331

 . Illustrations that show the allocation of   . the annual premium is $10,000
  premium payments to specified Variable
  Accounts. These will reflect the            . on the Policy Date, the person insured by the Policy is a 40-year old male
  expenses of the Portfolio in which the        select non-smoker
  Variable Account invests.
                                              The cost of insurance rates vary by illustration, as follows:
 . Illustrations that use a hypothetical gross ----------------------------------------------
  rate of return that's greater than 12%.                             Cost of insurance rate
  These are available only to certain large   ----------------------------------------------
  institutional investors.                    Illustration 1          Current
                                              Illustration 2          Guaranteed
                                              ----------------------------------------------

                                              Assumptions
                                              The illustrations are based on the guideline premium test. Here are the assumptions we're using:

                                              . The hypothetical rates of return are equal to constant gross annual rates of
                                                0%, 6% and 12%.

                                              . All premium payments are made at the beginning of the Policy Year.

                                              . An amount equal to the annual premium, after taxes, is invested to earn interest at 5% compounded annually for the second column of each table, Total premiums paid plus interest at 5%, which shows the amount that would accumulate.

                                              . No Policy loans have been taken out.

                                              . The amounts shown for the death benefits, Accumulated Values and Net Cash
                                                Surrender Values reflect charges deducted from the Variable Accounts. This means that the net investment return on the Variable Accounts is lower than the gross investment return on the assets.

                                              . The amounts shown for the death benefits, Accumulated Values and Net Cash
                                                Surrender Values also reflect premium loads, administrative charges and mortality and expense risk charges.

The Pacific Select Fund's investment          . The Illustrations assume total annual advisory fees and expenses of .80% of
advisory fees and expenses are shown            total average daily net assets of the Fund. This reflects average advisory
in An Overview of Pacific Select Exec.          fees of .69% and average expenses of .11% based upon fees and expenses of
                                                Portfolios available as Investment Options under the Policy.
The M Fund's investment advisory fees
and expenses are shown on page 3 of           . There are no charges against the Variable Accounts for income taxes but we
this supplement.                                reserve the right to impose charges in the future.

                                              Things to keep in mind
                                              Here are a few things to keep in mind when reviewing the illustrations:

                                              . The values shown would be different if, although the gross annual investment rates of return averaged 0%, 6% or 12% over a period of years, they also rose above or fell below those averages for individual Policy years.

                                              . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                5.15%, and 11.10%.

                                              . The amounts shown would be different if unisex insurance rates were used or if the person insured by the Policy was female and insurance rates for females were used.

                                              . For the illustration that assumes current cost of insurance rates, the amounts shown would be different if the person insured by the Policy was a smoker and rates for smokers were used.

                                              . The Portfolio expenses used in the illustrations do not include foreign taxes.
                                                Here's what foreign taxes were for the year ended December 31, 1998:

                                              ----------------------------------------------------------
                                                                                   Percentage of average
                                              Portfolio                            daily net assets
                                              ----------------------------------------------------------
                                              Pacific Select Fund:
                                               Aggressive Equity                       0.01%
                                               Growth LT                               0.01%
                                               Equity Income                           0.01%
                                               Equity Index                            0.01%
                                               International                           0.23%
                                               Emerging Markets                        0.26%
                                              M Fund:
                                               Brandes International Equity            0.18%
                                              ----------------------------------------------------------

                                                                                                                             5

                                              ----------------------------------------------------------------------------

                                              Illustration 1
                                              Death benefit Option A at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              DEATH BENEFIT OPTION:A
                                              FACE AMOUNT:$560,331
                                              MALE SELECT NONSMOKER ISSUE AGE 40
                                              ANNUAL PREMIUM:$10,000

                                              ----------------------------------------------------------------------------
Flexible premium                                            Total
variable universal life                                     premiums
                                              End of        paid plus       End of year DEATH BENEFIT assuming
Illustration of death benefits, Accumulated   Policy        interest at     hypothetical gross annual investment return of
Values and Net Cash Surrender Values.         Year             5%              0%                 6%                 12%
                                              ----------------------------------------------------------------------------
All premium payments are illustrated as if     1             $10,500        $560,331           $560,331           $560,331
made at the beginning of the Policy Year.      2             $21,525        $560,331           $560,331           $560,331
                                               3             $33,101        $560,331           $560,331           $560,331
This illustration assumes no Policy loans or   4             $45,256        $560,331           $560,331           $560,331
Partial Withdrawals have been made.            5             $58,019        $560,331           $560,331           $560,331
                                               6             $71,420        $560,331           $560,331           $560,331
The death benefits, Accumulated Values         7             $85,491        $560,331           $560,331           $560,331
and Net Cash Surrender Values will differ      8            $100,266        $560,331           $560,331           $560,331
if premiums are paid in different amounts      9            $115,779        $560,331           $560,331           $560,331
or frequencies.                               10            $132,068        $560,331           $560,331           $560,331
                                              15            $226,575        $560,331           $560,331           $560,331
The hypothetical investment rates shown       20            $347,192        $560,331           $560,331           $734,767
above and elsewhere in this prospectus        25            $501,134        $560,331           $560,331         $1,182,693
are illustrative only and should not be       30            $697,607        $560,331           $607,836         $1,929,730
interpreted as a representation of past or    35            $948,362        $560,331           $761,961         $3,010,929
future investment results. Actual rates of    ----------------------------------------------------------------------------
return may be more or less than those                    End of year                       End of year
shown and will depend on a number of                     ACCUMULATED VALUE                 NET CASH SURRENDER VALUE
factors, including the investment             End of     assuming hypothetical gross       assuming hypothetical gross
allocations made to Variable Accounts by      Policy     annual investment return of       annual investment return of
the Owner and the experience of the           Year          0%         6%          12%        0%         6%          12%
Accounts. No representation can be            ----------------------------------------------------------------------------
made by us, the Separate Account or the        1           $7,847     $8,357      $8,867     $3,629     $4,139      $4,649
underlying funds that these hypothetical       2          $15,780    $17,293     $18,868    $11,563    $13,076     $14,650
rates of return can be achieved for any        3          $23,375    $26,400     $29,673    $19,157    $22,182     $25,455
one year or sustained over any period of       4          $30,780    $35,834     $41,522    $26,563    $31,617     $37,304
time.                                          5          $38,001    $45,614     $54,527    $33,783    $41,396     $50,310
                                               6          $45,044    $55,762     $68,819    $41,670    $52,387     $65,445
This is an illustration only. An               7          $51,917    $66,300     $84,542    $49,386    $63,769     $82,011
illustration is not intended to predict        8          $58,628    $77,254    $101,854    $56,941    $75,567    $100,167
actual performance. Interest rates,            9          $65,183    $88,650    $120,934    $64,339    $87,806    $120,090
dividends, and values set forth in the        10          $71,589   $100,514    $141,977    $71,589   $100,514    $141,977
illustration are not guaranteed.              15         $104,832   $172,951    $293,343   $104,832   $172,951    $293,343
                                              20         $133,762   $263,898    $548,333   $133,762   $263,898    $548,333
                                              25         $153,885   $377,104    $969,421   $153,885   $377,104    $969,421
                                              30         $164,949   $523,997  $1,663,560   $164,949   $523,997  $1,663,560
                                              35         $164,517   $712,113  $2,813,953   $164,517   $712,113  $2,813,953
                                              ----------------------------------------------------------------------------

                                              ----------------------------------------------------------------------------

                                              Illustration 2
                                              Death benefit Option A at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              DEATH BENEFIT OPTION:A
                                              FACE AMOUNT:$560,331
                                              MALE SELECT NONSMOKER ISSUE AGE 40
                                              ANNUAL PREMIUM:$10,000

                                              ----------------------------------------------------------------------------
Flexible premium                                           Total
variable universal life                                    premiums
                                              End of       paid plus        End of year DEATH BENEFIT assuming
Illustration of death benefits, Accumulated   Policy       interest at      hypothetical gross annual investment return of
Values and Net Cash Surrender Values.         Year            5%               0%                6%                  12%
                                              ----------------------------------------------------------------------------
All premium payments are illustrated as if     1            $10,500         $560,331          $560,331            $560,331
made at the beginning of the Policy Year.      2            $21,525         $560,331          $560,331            $560,331
                                               3            $33,101         $560,331          $560,331            $560,331
This illustration assumes no Policy loans or   4            $45,256         $560,331          $560,331            $560,331
Partial Withdrawals have been made.            5            $58,019         $560,331          $560,331            $560,331
                                               6            $71,420         $560,331          $560,331            $560,331
*Additional payment will be required to        7            $85,491         $560,331          $560,331            $560,331
prevent Policy termination.                    8           $100,266         $560,331          $560,331            $560,331
                                               9           $115,779         $560,331          $560,331            $560,331
The death benefits, Accumulated Values        10           $132,068         $560,331          $560,331            $560,331
and Net Cash Surrender Values will differ     15           $226,575         $560,331          $560,331            $560,331
if premiums are paid in different amounts     20           $347,192         $560,331          $560,331            $645,942
or frequencies.                               25           $501,134         $560,331          $560,331          $1,035,905
                                              30           $697,607         $560,331          $560,331          $1,674,626
The hypothetical investment rates shown       35           $948,362               $0*         $566,383          $2,583,331
above and elsewhere in this prospectus        ----------------------------------------------------------------------------
are illustrative only and should not be                End of year                        End of year
interpreted as a representation of past or             ACCUMULATED VALUE                  NET CASH SURRENDER VALUE
future investment results. Actual rates of    End of   assuming hypothetical gross        assuming hypothetical gross
return may be more or less than those         Policy   annual investment return of        annual investment return of
shown and will depend on a number of          Year       0%          6%           12%       0%          6%           12%
factors, including the investment             ----------------------------------------------------------------------------
allocations made to Variable Accounts by       1        $7,272      $7,763       $8,256    $3,054      $3,546       $4,038
the Owner and the experience of the            2       $14,485     $15,922      $17,420   $10,267     $11,704      $13,202
Accounts. No representation can be             3       $21,463     $24,315      $27,405   $17,246     $20,097      $23,187
made by us, the Separate Account or the        4       $28,194     $32,935      $38,280   $23,976     $28,717      $34,062
underlying funds that these hypothetical       5       $34,678     $41,794      $50,142   $30,460     $37,576      $45,924
rates of return can be achieved for any        6       $40,901     $50,888      $63,085   $37,527     $47,514      $59,710
one year or sustained over any period of       7       $46,867     $60,230      $77,228   $44,336     $57,699      $74,697
time.                                          8       $52,567     $69,824      $92,697   $50,880     $68,136      $91,010
                                               9       $57,999     $79,679     $109,640   $57,155     $78,836     $108,796
This is an illustration only. An illustration 10       $63,145     $89,794     $128,208   $63,145     $89,794     $128,208
is not intended to predict actual             15       $86,771    $148,765     $259,920   $86,771    $148,765     $259,920
performance. Interest rates, dividends, and   20       $99,703    $216,934     $482,046   $99,703    $216,934     $482,046
values set forth in the illustration are not  25       $96,927    $297,072     $849,102   $96,927    $297,072     $849,102
guaranteed.                                   30       $66,491    $394,940   $1,443,643   $66,491    $394,940   $1,443,643
                                              35            $0*   $529,330   $2,414,328        $0*   $529,330   $2,414,328
                                              ----------------------------------------------------------------------------

                                                                                                                         7

Form No. 15-20535-05